REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2016
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	June 30,	December 31,
	2016	2015

	U.S. $ in millions
Rebates	$3,037	$3,382
Medicaid	1,291	1,319
Chargebacks	1,030	1,091
Returns	634	598
Other	204	211
	$6,196	$6,601